Stock Based Compensation Plans: (Details 2) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding Options Number ($0.29 - $0.29)	1,079,188
Outstanding Options Weighted Average Exercise Price ($0.29 - $0.29)	$ 0.29
Outstanding Options Aggregate Intrinsic Value ($0.29 - $0.29)	$ 3,183,605
Outstanding Options Weighted Average Remaining Contractual Term (Years): ($0.29 - $0.29)	1 year 3 months 5 days
Exercisable Options Number ($0.29 - $0.29)	1,079,188
Exercisable Options Weighted Average Exercise Price ($0.29 - $0.29)	$ 0.29	$ 1.42	$ 2.39
Exercisable Options Aggregate Intrinsic Value ($0.29 - $0.29)	3,183,605
Exercisable Options Weighted Average Remaining Contractual Term (Years): ($0.29 - $0.29)	1 year 3 months 5 days
Outstanding Options Number:($0.73 - $0.73)	468,500
Outstanding Options Weighted Average Exercise Price:($0.73 - $0.73)	$ 0.73
Outstanding Options Aggregate Intrinsic Value:($0.73 - $0.73)	1,175,935
Outstanding Options Weighted Average Remaining Contractual Term (Years):($0.73 - $0.73)	1 year 5 months 16 days
Exercisable Options Number:($0.73 - $0.73)	468,500
Exercisable Options Weighted Average Exercise Price:($0.73 - $0.73)	$ 0.73
Exercisable Options Aggregate Intrinsic Value:($0.73 - $0.73)	1,175,935
Exercisable Options Weighted Average Remaining Contractual Term (Years): ($0.73 - $0.73)	1 year 5 months 16 days
Outstanding Options Number:($1.82 - $1.82)	2,635,000
Outstanding Options Weighted Average Exercise Price:($1.82 - $1.82)	$ 1.82
Outstanding Options Aggregate Intrinsic Value:($1.82 - $1.82)	3,741,700
Outstanding Options Weighted Average Remaining Contractual Term (Years):($1.82 - $1.82)	3 years 3 months 4 days
Exercisable Options Number:($1.82 - $1.82)	1,297,500
Exercisable Options Weighted Average Exercise Price:($1.82 - $1.82)	$ 1.82
Exercisable Options Aggregate Intrinsic Value:($1.82 - $1.82)	1,842,450
Exercisable Options Weighted Average Remaining Contractual Term (Years): ($1.82 - $1.82)	3 years 3 months 4 days
Outstanding Options Number:($1.92 - $1.92)	950,000
Outstanding Options Weighted Average Exercise Price:($1.92 - $1.92)	$ 1.92
Outstanding Options Aggregate Intrinsic Value:($1.92 - $1.92)	1,254,000
Outstanding Options Weighted Average Remaining Contractual Term (Years):($1.92 - $1.92)	8 years 8 months 8 days
Outstanding Options Number:($2.89 - $2.89)	1,620,500
Outstanding Options Weighted Average Exercise Price:($2.89 - $2.89)	$ 2.89
Outstanding Options Aggregate Intrinsic Value:($2.89 - $2.89)	567,175
Outstanding Options Weighted Average Remaining Contractual Term (Years):($2.89 - $2.89)	4 years 3 months 29 days
Exercisable Options Number:($2.89 - $2.89)	1,055,050
Exercisable Options Weighted Average Exercise Price:($2.89 - $2.89)	$ 2.89
Exercisable Options Aggregate Intrinsic Value:($2.89 - $2.89)	369,268
Exercisable Options Weighted Average Remaining Contractual Term (Years): ($2.89 - $2.89)	4 years 3 months 29 days
Outstanding Options Number:($0.29 - $2.89)	6,753,188
Outstanding Options Weighted Average Exercise Price:($0.29 - $2.89)	$ 1.77
Outstanding Options Aggregate Intrinsic Value:($0.29 - $2.89)	9,922,415
Outstanding Options Weighted Average Remaining Contractual Term (Years):($0.29 - $2.89)	3 years 9 months 25 days
Exercisable Options Number:($0.29 - $2.89)	3,900,238
Exercisable Options Weighted Average Exercise Price:($0.29 - $2.89)	$ 1.56
Exercisable Options Aggregate Intrinsic Value:($0.29 - $2.89)	$ 6,571,258
Exercisable Options Weighted Average Remaining Contractual Term (Years): ($0.29 - $2.89)	2 years 9 months 4 days